Estimated Fair Value Of Derivative Liability (Detail)	3 Months Ended
Mar. 31, 2014
Fair Value Of Derivative Liability [Line Items]
Expected volatility	80.00%
Risk free rate	1.61%
Dividend yield	0.00%
Expected term (in years)	5 years